Cover	Aug. 14, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Effective August 14, 2025 (the “Closing Date”), Regional Health Properties, Inc., a Georgia corporation (the “Company”), completed its previously announced merger with SunLink Health Systems, Inc., a Georgia corporation (“SunLink”), pursuant to that certain Amended and Restated Agreement and Plan of Merger, dated as of April 14, 2025, by and between the Company and SunLink (the “Original Merger Agreement”), as amended by that certain Amendment to Amended and Restated Agreement and Plan of Merger, dated as of June 22, 2025, by and between the Company and SunLink (the “Merger Agreement Amendment”) (the Original Merger Agreement, as amended by the Merger Agreement Amendment, the “Merger Agreement”). Pursuant to the Merger Agreement, on the Closing Date, SunLink merged with and into the Company, with the Company continuing as the surviving corporation (the “Merger”). On the Closing Date, the Company filed a Current Report on Form 8-K reporting the completion of the Merger (the “Original Report”). This Amendment No. 1 to the Original Report is being filed with the Securities and Exchange Commission (the “Commission”) solely to amend and supplement Item 9.01 of the Original Report, as described in Item 9.01 below. This Amendment No. 1 makes no other amendments to the Original Report.
Document Period End Date	Aug. 14, 2025
Entity File Number	001-33135
Entity Registrant Name	Regional Health Properties, Inc.
Entity Central Index Key	0001004724
Entity Tax Identification Number	81-5166048
Entity Incorporation, State or Country Code	GA
Entity Address, Address Line One	1050 Crown Pointe Parkway
Entity Address, Address Line Two	Suite 720
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30338
City Area Code	(678)
Local Phone Number	869-5116
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false